Prepayments, Other Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments, Other Receivables and Other Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
	As of December 31,
	2022	2023
	$’000	$’000
Current:
Prepayments (Note i)	1,912	2,337
VAT deductible tax	100	135
Deposits and other receivables	246	224
	2,258	2,696
Non-current:
Deposits and other receivables	—	—
Prepaid expenses	327	282
	327	282
Total	2,585	2,978